Segment Reporting (Details) - Schedule of revenue by product source - USD ($)	6 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Revenue By Product Source Abstract
Sales of TCMD products manufactured by the Company	$ 15,354,635	$ 13,318,921
Sales of third-party products	8,847,705	10,974,027
Total revenue	$ 24,202,340	$ 24,292,948